Warrants (Details) - Schedule of warrants outstanding and exercisable - Warrants [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants Outstanding	2,521,077,555
Weighted Avg. Remaining Life	2 years 14 days
Warrants Exercisable	2,521,077,555
0.0001 – 0.25 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding	2,520,512,553
Weighted Avg. Remaining Life	2 years 14 days
Warrants Exercisable	2,520,512,553
0.0001 – 0.25 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price, Minimum (in Dollars per share) | $ / shares	$ 0.0001
0.0001 – 0.25 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price, Maximum (in Dollars per share) | $ / shares	$ 0.25
0.26 – 0.50 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding	465,002
Weighted Avg. Remaining Life	8 months 4 days
Warrants Exercisable	465,002
0.26 – 0.50 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price, Minimum (in Dollars per share) | $ / shares	$ 0.26
0.26 – 0.50 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price, Maximum (in Dollars per share) | $ / shares	$ 0.5
0.51 – 0.75 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding
Weighted Avg. Remaining Life
Warrants Exercisable
0.51 – 0.75 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price, Minimum (in Dollars per share) | $ / shares	$ 0.51
0.51 – 0.75 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price, Maximum (in Dollars per share) | $ / shares	$ 0.75
0.76 – 1.00 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding	100,000
Weighted Avg. Remaining Life	14 days
Warrants Exercisable	100,000
0.76 – 1.00 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price, Minimum (in Dollars per share) | $ / shares	$ 0.76
0.76 – 1.00 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price, Maximum (in Dollars per share) | $ / shares	$ 1